Deferred Revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
19.	Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2020	2021	2022
Deferred revenue - beginning of year	85,498	308,384	897,288
Additions	5,297,728	19,339,153	24,344,226
Recognition	(5,074,842)	(18,750,249)	(24,158,265)

Deferred revenue - end of year	308,384	897,288	1,083,249
Less: Deferred revenue, current portion	(163,617)	(418,227)	(389,243)

Deferred revenue, non-current portion	144,767	479,061	694,006

Deferred revenue represents the transaction price allocated to the performance obligations that are not yet satisfied, which primarily arises from the undelivered vehicles, charging piles, free battery charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile and charging card, services of lifetime free battery charging in XPeng-branded charging station, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB308,384, RMB897,288 and RMB1,083,249 as of December 31, 2020, 2021 and 2022, respectively.
The Group expects that 36% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2022 will be recognized as revenue during the period from January 1, 2023 to December 31, 2023. The remaining 64% will be substantially recognized during the period from January 1, 2024 to December 31, 2032.